PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 30,369	$ 26,275
Interest receivable	2,867	2,042
Prepaid expenses	45,671	31,810
Inventories	3,434	3,891
Discontinued operations		2,042
Other	5,109	4,014
Prepaid expenses and other current assets	$ 87,450	$ 70,074